[Letterhead]
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406


VIA EDGAR

May 4, 2006

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC  20549

Re: The Stratton Monthly Dividend REIT Shares, Inc. (the "Registrant") File No. 2-42379 and 811-2240

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 28 under the Securities Act of 1933 and Post- Effective
Amendment No. 28 under the Investment Company Act of 1940.
These amendments were filed pursuant to Rule 485 (b) and transmitted electronically on April 28, 2006.

Please contact the undersigned at (610) 382-7344 with any questions you may have.

Sincerely,

/s/ Melinda Ramos
Melinda Ramos
Regulatory Administrator


cc:  	M. Whalen (Stratton Management)